UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21670

Eaton Vance Enhanced Equity Income Fund II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Semiannual Report June 30, 2008

EATON VANCE
ENHANCED
EQUITY
INCOME
FUND II

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

INVESTMENT UPDATE

Walter A. Row, CFA
Eaton Vance Management
Co-Portfolio Manager

Michael A. Allison, CFA
Eaton Vance Management
Co-Portfolio Manager

Ronald M. Egalka
Rampart Investment
Management
Co-Portfolio Manager

David R. Fraley
Rampart Investment
Management
Co-Portfolio Manager

Economic and Market Conditions

•

Equity markets remained challenging during the first half of the year, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained difficult, as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the Russell 1000 Growth Index – an unmanaged index of growth stocks in U.S. domestic markets – lost 9.06% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•

For the six months ended June 30, 2008, the energy and materials stocks were the lone sectors in the Russell 1000 Growth Index to register positive performance. Utilities and consumer staples were the next best performing sectors, posting relatively modest losses. The telecommunication services, financials, consumer discretionary and materials sectors were the weakest performing sectors. Market-leading industries during the six-month period included oil, gas and consumables, road and rail, tobacco, energy equipment and services, and air freight and logistics. The worst-performing industries included airlines, automobiles, thrifts and mortgage companies, health care technology and diversified telecommunications, all of which posted sharply negative returns.

Management Discussion

•             The Fund’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. The Fund pursues its investment objectives by investing primarily in a portfolio of mid- and large-capitalization common stocks, seeking to invest primarily in companies with above- average growth and financial strength. Under normal market conditions, the Fund seeks to generate current earnings from option premiums by selling covered call options with respect to a substantial portion of its portfolio securities.

Eaton Vance Enhanced Equity income Fund II

Total Return performance 12/31/07 – 6/30/08

	NYSE Symbol	EOS
	At Net Asset Value (NAV)	-6.65%
	At Market	1.50%
	Russell 1000 Growth Index(1)	-9.06%
	CBOE S&P 500 Buy-Write Index(1)	-5.89%
	CBOE NASDAQ 100 Buy-Write Index(1)	-10.00%
	Lipper Options Arbitrage/Options Strategies Average(1)	-7.90%
	Total Distributions per share	$0.864
Distribution Rate(2)	On NAV	9.97%
	On Market	10.07%

See page 3 for more performance information.

(1)

It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(2)

The Distribution Rate is based on the Fund’s most recent monthly distribution per share (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s monthly distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. The Fund has no current intention to utilize leverage, but may do so in the future through borrowings and/or other permitted methods. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

During the six months ended June 30, 2008, the Fund continued to provide shareholders with attractive monthly distributions.

•             At net asset value (NAV), the Fund outperformed the Russell 1000 Growth Index, the CBOE NASDAQ 100 Buy/Write Index and its Lipper peer group average, but trailed the CBOE S&P 500 Buy-Write Index for the six months ended June 30, 2008. In a continued volatile market environment, the Fund’s market share price – like some other closed-end funds – traded at a discount to NAV, as investors responded with caution to increasing market volatility. At June 30, 2008, the discount was 1.0%.

•             Among the Fund’s common stock holdings, its largest sector weightings at June 30, 2008 were information technology, health care, industrials, consumer staples and energy. The Fund’s relative performance was helped by stock selection in defensive sectors. Of particular note were electric utilities, oil and gas stocks in the energy sector, and health care equipment, health care providers and pharmaceuticals stocks in the health care sector. An underweighting in the financials sector also added to performance. The Fund’s investments in cyclical areas detracted somewhat from performance. Poor showings from information technology, industrials and consumer discretionary stocks reflected lower demand in a weaker economy.

•             At June 30, 2008, the Fund had written call options on 50.8% of its equity holdings. The Fund seeks current earnings from option premiums, which may vary with investors’ expectation of the future volatility of the underlying asset. The first six months of 2008 witnessed continued higher levels of volatility in the equity markets. Surging oil prices and continued softness in the housing sector coupled with concerns about regional banks and an increasing anxiety about a possible recession led to dismal equity performance in the first half of the year. While there were fits and starts in the first four months of the year, “implied volatility”, or the expectation of future volatility, spiked almost 50% in the last six weeks of the second quarter as the broad market averages, measured by the S&P 500 Index, declined 10%. This resulted in a significant boost to option premiums, which provided a positive benefit to the Fund. Of course, in future periods of strong market growth, this strategy may lessen returns relative to the market.

•             Effective July 1, 2008, Michael A. Allison assumed co-portfolio management responsibilities for Eaton Vance Enhanced Equity Income Fund II. Mr. Allison joined Eaton Vance in 2000, and is a Vice President of Eaton Vance Management. Mr. Allison manages other Eaton Vance funds and is a member of the Equity Strategy Committee.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

FUND PERFORMANCE

Fund Performance

NYSE symbol:	EOS

Average Annual Total Returns (by share price, New York Stock Exchange)
Six Months	1.50%
One Year	-8.07
Life of Fund (1/31/05)	5.93

Average Annual Total Returns (at net asset value)
Six Months	-6.65%
One Year	-6.79
Life of Fund (1/31/05)	6.25

Fund Composition

Top Ten Holdings(1)

By total investments

Microsoft Corp.	2.3%
Google, Inc., Class A	1.8
Agilent Technologies, Inc.	1.8
Philip Morris International, Inc.	1.5
NRG Energy, Inc.	1.3
Hewlett-Packard Co.	1.3
PepsiCo, Inc.	1.3
Johnson & Johnson	1.3
United Technologies Corp.	1.2
KLA-Tencor Corp.	1.2

(1)     Top Ten Holdings represented 15.0% of the Fund’s total investments as of 6/30/08. The Top Ten Holdings are presented without the offsetting effect of the Fund’s written option positions at 6/30/08. Excludes cash equivalents.

Sector Weightings(2)

By total investments

(2)     Reflects the Fund’s total investments as of 6/30/08. Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 6/30/08. Excludes cash equivalents.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generaly reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. The Fund has no current intention to utilize leverage, but may do so in the future through borrowings and/or other permitted methods. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 98.2%
Security	Shares	Value
Aerospace & Defense — 4.8%
Alliant Techsystems, Inc.(2)	42,174	$4,288,252
Ceradyne, Inc.(2)	104,511	3,584,727
General Dynamics Corp.	82,756	6,968,055
Lockheed Martin Corp.	64,235	6,337,425
Precision Castparts Corp.	40,892	3,940,762
Raytheon Co.	81,505	4,587,101
United Technologies Corp.	168,710	10,409,407
		$40,115,729
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	43,162	$2,367,004
		$2,367,004
Auto Components — 0.8%
Johnson Controls, Inc.	241,266	$6,919,509
		$6,919,509
Beverages — 2.1%
Central European Distribution Corp.(2)	42,821	$3,175,177
Coca-Cola Co. (The)	69,821	3,629,296
PepsiCo, Inc.	170,094	10,816,277
		$17,620,750
Biotechnology — 3.2%
Biogen Idec, Inc.(2)	44,580	$2,491,576
BioMarin Pharmaceutical, Inc.(2)	121,176	3,511,680
Cephalon, Inc.(2)	42,245	2,817,319
Genentech, Inc.(2)	63,141	4,792,402
Genzyme Corp.(2)	23,114	1,664,670
Gilead Sciences, Inc.(2)	99,119	5,248,351
Martek Biosciences Corp.(2)	113,870	3,838,558
Onyx Pharmaceuticals, Inc.(2)	63,672	2,266,723
		$26,631,279
Capital Markets — 1.0%
Affiliated Managers Group, Inc.(2)	36,517	$3,288,721
Goldman Sachs Group, Inc.	11,590	2,027,091
Invesco, Ltd.	46,828	1,122,935
T. Rowe Price Group, Inc.	33,828	1,910,267
		$8,349,014

Security	Shares	Value
Chemicals — 2.0%
Airgas, Inc.	76,873	$4,488,614
E.I. Du Pont de Nemours & Co.	28,434	1,219,534
Monsanto Co.	32,125	4,061,885
PPG Industries, Inc.	112,551	6,457,051
		$16,227,084
Commercial Banks — 1.4%
Banco Itau Holding Financeira SA ADR	126,849	$2,576,298
M&T Bank Corp.	87,417	6,166,395
Toronto-Dominion Bank	48,885	3,044,069
		$11,786,762
Commercial Services & Supplies — 1.3%
Republic Services, Inc.	144,050	$4,278,285
Waste Management, Inc.	179,901	6,784,067
		$11,062,352
Communications Equipment — 4.5%
Cisco Systems, Inc.(2)	403,567	$9,386,968
Harris Corp.	86,989	4,392,075
Juniper Networks, Inc.(2)	112,936	2,504,920
QUALCOMM, Inc.	197,106	8,745,593
Research In Motion, Ltd.(2)	67,655	7,908,869
Riverbed Technology, Inc.(2)	315,142	4,323,748
		$37,262,173
Computer Peripherals — 5.1%
Apple, Inc.(2)	41,411	$6,933,858
Brocade Communications Systems, Inc.(2)	373,681	3,079,131
Hewlett-Packard Co.	253,128	11,190,789
International Business Machines Corp.	62,778	7,441,076
NetApp, Inc.(2)	160,547	3,477,448
Seagate Technology	177,925	3,403,705
Sun Microsystems, Inc.(2)	367,536	3,998,792
Western Digital Corp.(2)	74,635	2,577,147
		$42,101,946
Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc.(2)	35,222	$2,842,415
		$2,842,415

See notes to financial statements

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Distributors — 0.3%
LKQ Corp.(2)	125,928	$2,275,519
		$2,275,519
Diversified Financial Services — 0.3%
JPMorgan Chase & Co.	79,668	$2,733,409
		$2,733,409
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	70,297	$2,368,306
		$2,368,306
Electric Utilities — 0.7%
E.ON AG	17,628	$3,555,299
Edison International	45,388	2,332,035
		$5,887,334
Electrical Equipment — 1.7%
Cooper Industries, Ltd., Class A	67,243	$2,656,098
Emerson Electric Co.	152,043	7,518,526
JA Solar Holdings Co., Ltd. ADR(2)	114,298	1,925,921
Suntech Power Holdings Co., Ltd. ADR(2)	60,333	2,260,074
		$14,360,619
Electronic Equipment & Instruments — 2.1%
Agilent Technologies, Inc.(2)	417,693	$14,844,809
Amphenol Corp., Class A	59,029	2,649,222
		$17,494,031
Energy Equipment & Services — 2.5%
Diamond Offshore Drilling, Inc.	37,521	$5,220,672
NATCO Group, Inc., Class A(2)	78,790	4,296,419
Schlumberger, Ltd.	30,778	3,306,481
Transocean, Inc.(2)	15,651	2,385,056
Willbros Group, Inc.(2)	128,975	5,650,395
		$20,859,023
Food & Staples Retailing — 2.5%
CVS Caremark Corp.	104,033	$4,116,586
Kroger Co. (The)	142,585	4,116,429
Safeway, Inc.	189,151	5,400,261
Wal-Mart Stores, Inc.	122,896	6,906,755
		$20,540,031

Security	Shares	Value
Food Products — 1.8%
Campbell Soup Co.	75,614	$2,530,044
H.J. Heinz Co.	125,944	6,026,420
Nestle SA ADR	54,978	6,116,303
		$14,672,767
Health Care Equipment & Supplies — 5.5%
Baxter International, Inc.	109,500	$7,001,430
Becton, Dickinson and Co.	22,045	1,792,259
Boston Scientific Corp.(2)	281,857	3,464,023
Covidien, Ltd.	149,192	7,144,805
DENTSPLY International, Inc.	73,010	2,686,768
Heartware, Ltd.(2)	5,242,244	2,009,667
Medtronic, Inc.	79,420	4,109,985
Thoratec Corp.(2)	509,796	8,865,352
West Pharmaceutical Services, Inc.	61,599	2,666,005
Wright Medical Group, Inc.(2)	105,088	2,985,550
Zimmer Holdings, Inc.(2)	39,114	2,661,708
		$45,387,552
Health Care Providers & Services — 1.1%
DaVita, Inc.(2)	47,283	$2,512,146
Fresenius Medical Care AG & Co. KGaA ADR	50,002	2,744,610
VCA Antech, Inc.(2)	140,429	3,901,118
		$9,157,874
Hotels, Restaurants & Leisure — 1.5%
Marriott International, Inc., Class A	222,136	$5,828,849
McDonald's Corp.	115,044	6,467,774
		$12,296,623
Household Products — 2.1%
Clorox Co. (The)	48,098	$2,510,716
Colgate-Palmolive Co.	109,505	7,566,796
Kimberly-Clark Corp.	53,554	3,201,458
Procter & Gamble Co.	65,083	3,957,697
		$17,236,667
Independent Power Producers & Energy Traders — 1.7%
Mirant Corp.(2)	77,042	$3,016,194
NRG Energy, Inc.(2)	264,067	11,328,474
		$14,344,668

See notes to financial statements

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Industrial Conglomerates — 0.9%
General Electric Co.	270,958	$7,231,869
		$7,231,869
Insurance — 2.0%
Assurant, Inc.	39,551	$2,608,784
Berkshire Hathaway, Inc., Class A(2)	72	8,694,000
Lincoln National Corp.	48,838	2,213,338
MetLife, Inc.	31,451	1,659,669
Travelers Companies, Inc. (The)	32,036	1,390,362
		$16,566,153
Internet Software & Services — 5.2%
Akamai Technologies, Inc.(2)	278,180	$9,677,882
Ariba, Inc.(2)	196,692	2,893,339
Google, Inc., Class A(2)	29,619	15,592,034
Omniture, Inc.(2)	279,498	5,190,278
VeriSign, Inc.(2)	263,886	9,974,891
		$43,328,424
IT Services — 2.4%
MasterCard, Inc., Class A	27,797	$7,380,659
Visa, Inc., Class A(2)	85,873	6,982,334
Western Union Co.	208,092	5,144,034
		$19,507,027
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(2)	122,120	$6,805,748
		$6,805,748
Machinery — 2.5%
Danaher Corp.	76,443	$5,909,044
Eaton Corp.	101,215	8,600,239
Illinois Tool Works, Inc.	54,589	2,593,523
Titan International, Inc.	96,358	3,432,272
		$20,535,078
Media — 3.9%
Central European Media Enterprises, Ltd., Class A(2)	45,232	$4,094,853
Clear Channel Communications, Inc.	153,243	5,394,154
Comcast Corp., Class A	377,502	7,161,213
DISH Network Corp., Class A(2)	72,262	2,115,831
News Corp., Class A	137,304	2,065,052

Security	Shares	Value
Media (continued)
Omnicom Group, Inc.	93,873	$4,213,020
Time Warner, Inc.	510,836	7,560,373
		$32,604,496
Metals & Mining — 1.4%
BHP Billiton, Ltd. ADR	35,523	$3,026,204
Centerra Gold, Inc.(2)	173,975	817,959
Companhia Vale do Rio Doce ADR	89,920	3,220,934
Freeport-McMoRan Copper & Gold, Inc., Class B	15,523	1,819,140
Nucor Corp.	40,853	3,050,494
		$11,934,731
Multiline Retail — 0.9%
JC Penney Co., Inc.	98,172	$3,562,662
Nordstrom, Inc.	127,465	3,862,190
		$7,424,852
Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	56,028	$2,573,366
		$2,573,366
Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp.	111,509	$8,345,334
ConocoPhillips	62,455	5,895,127
Exxon Mobil Corp.	89,292	7,869,304
Hess Corp.	54,495	6,876,724
Niko Resources, Ltd.	42,877	4,130,696
Occidental Petroleum Corp.	99,316	8,924,536
Patriot Coal Corp.(2)	37,820	5,797,428
Petrohawk Energy Corp.(2)	111,137	5,146,754
Range Resources Corp.	66,677	4,370,011
XTO Energy, Inc.	118,543	8,121,381
		$65,477,295
Personal Products — 0.7%
Avon Products, Inc.	72,630	$2,616,133
Estee Lauder Cos., Inc., Class A	58,730	2,728,009
		$5,344,142
Pharmaceuticals — 4.4%
Abbott Laboratories	189,867	$10,057,255
Forest Laboratories, Inc.(2)	77,964	2,708,469

See notes to financial statements

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	163,692	$10,531,943
Merck & Co., Inc.	99,011	3,731,725
Novartis AG ADR	59,933	3,298,712
Shire PLC ADR	89,774	4,410,597
Wyeth Corp.	40,143	1,925,258
		$36,663,959
Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc.	26,061	$2,323,599
Boston Properties, Inc.	14,127	1,274,538
		$3,598,137
Retail-Food and Drug — 0.2%
Whole Foods Market, Inc.	81,353	$1,927,253
		$1,927,253
Road & Rail — 0.3%
JB Hunt Transport Services, Inc.	62,021	$2,064,059
		$2,064,059
Semiconductors & Semiconductor Equipment — 3.9%
ASML Holding NV	177,666	$4,335,050
Intersil Corp., Class A	343,782	8,360,778
KLA-Tencor Corp.	251,487	10,238,036
Maxim Integrated Products, Inc.	324,900	6,871,635
NVIDIA Corp.(2)	135,972	2,545,396
		$32,350,895
Software — 4.1%
Concur Technologies, Inc.(2)	75,913	$2,522,589
Electronic Arts, Inc.(2)	51,267	2,277,793
McAfee, Inc.(2)	75,093	2,555,415
Microsoft Corp.	722,296	19,870,363
Oracle Corp.(2)	177,331	3,723,951
Symantec Corp.(2)	155,855	3,015,794
		$33,965,905
Specialty Retail — 2.1%
Best Buy Co., Inc.	125,451	$4,967,860
Home Depot, Inc.	157,275	3,683,381
Staples, Inc.	368,928	8,762,040
		$17,413,281

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.(2)	128,845	$3,721,044
		$3,721,044
Tobacco — 1.8%
British American Tobacco PLC	57,539	$1,983,062
Philip Morris International, Inc.	262,527	12,966,209
		$14,949,271
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	153,366	$5,929,130
		$5,929,130
Total Common Stocks (identified cost $830,281,833)		$814,816,555
Short-Term Investments — 4.6%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.28%(3)	$37,728	$37,727,839
Total Short-Term Investments (identified cost $37,727,839)		$37,727,839
Total Investments — 102.8% (identified cost $868,009,672)		$852,544,394
Covered Call Options Written — (2.2)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	785	$52.50	8/16/08	$(160,925)
Affiliated Managers Group, Inc.	260	105.00	9/20/08	(85,800)
Agilent Technologies, Inc.	2,315	35.00	8/16/08	(486,150)
Airgas, Inc.	768	50.00	7/19/08	(645,120)
Akamai Technologies, Inc.	2,040	40.00	8/16/08	(142,800)
Alliant Techsystems, Inc.	175	115.00	8/16/08	(5,687)
Amphenol Corp., Class A	390	50.00	10/18/08	(76,050)
Anadarko Petroleum Corp.	675	80.00	8/16/08	(175,500)
Apple, Inc.	320	150.00	7/19/08	(611,200)
Ariba, Inc.	675	15.00	8/16/08	(67,500)
ASML Holding NV	1,000	25.00	10/18/08	(212,500)

See notes to financial statements

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Number of Contracts	Strike Price	Expiration Date	Value
Assurant, Inc.	285	$70.00	9/20/08	$(71,250)
AT&T, Inc.	255	35.00	10/18/08	(34,170)
AvalonBay Communities, Inc.	105	95.00	10/18/08	(52,500)
Avon Products, Inc.	726	40.00	10/18/08	(58,080)
Banco Itau Holding Financeira SA ADR	630	30.00	9/20/08	(59,062)
Baxter International, Inc.	860	62.50	8/16/08	(266,600)
Becton, Dickinson and Co.	65	80.00	9/20/08	(29,250)
Best Buy Co., Inc.	525	45.00	9/20/08	(68,250)
BHP Billiton, Ltd. ADR	200	85.00	11/22/08	(181,000)
BioMarin Pharmaceutical, Inc.	340	30.00	10/18/08	(102,000)
Boston Properties, Inc.	90	100.00	7/19/08	(3,150)
Boston Scientific Corp.	1,670	15.00	8/16/08	(12,525)
Brocade Communications Systems, Inc.	2,365	7.00	7/19/08	(307,450)
Campbell Soup Co.	330	35.00	8/16/08	(19,800)
Central European Distribution Corp.	250	65.00	9/20/08	(282,500)
Central European Media Enterprises, Ltd., Class A	175	90.00	7/19/08	(63,700)
Cephalon, Inc.	190	65.00	8/16/08	(72,200)
Ceradyne, Inc.	275	40.00	9/20/08	(41,250)
CH Robinson Worldwide, Inc.	315	70.00	8/16/08	(7,875)
Cisco Systems, Inc.	1,345	25.00	7/19/08	(20,175)
Clear Channel Communications, Inc.	975	32.50	7/19/08	(277,875)
Clorox Co. (The)	255	55.00	7/19/08	(7,650)
Coach, Inc.	695	37.50	8/16/08	(13,900)
Coca-Cola Co. (The)	260	57.50	8/16/08	(7,800)
Colgate-Palmolive Co.	640	75.00	8/16/08	(31,360)
Comcast Corp., Class A	1,700	20.00	10/18/08	(178,500)
Concur Technologies, Inc.	290	35.00	8/16/08	(60,900)
ConocoPhillips	465	90.00	8/16/08	(309,225)
Cooper Industries, Ltd., Class A	672	45.00	7/19/08	(6,720)
Covidien, Ltd.	853	45.00	7/19/08	(281,490)
CVS Caremark Corp.	770	42.50	8/16/08	(53,900)
Danaher Corp.	764	85.00	9/20/08	(99,320)
DENTSPLY International, Inc.	385	40.00	7/19/08	(6,737)
Diamond Offshore Drilling, Inc.	195	135.00	9/20/08	(251,550)
DISH Network Corp., Class A	450	35.00	9/20/08	(33,750)
E.I. Du Pont de Nemours & Co.	120	45.00	10/18/08	(21,000)
Eaton Corp.	365	85.00	7/19/08	(131,400)
Edison International	275	50.00	7/19/08	(54,313)
Electronic Arts, Inc.	350	55.00	9/20/08	(17,500)
Emerson Electric Co.	995	55.00	9/20/08	(104,475)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Estee Lauder Cos., Inc., Class A	210	$45.00	7/19/08	$(49,350)
Exxon Mobil Corp.	275	90.00	10/18/08	(121,000)
Forest Laboratories, Inc.	455	35.00	8/16/08	(72,800)
Freeport-McMoRan Copper & Gold, Inc., Class B	65	110.00	8/16/08	(90,350)
Genentech, Inc.	310	75.00	9/20/08	(139,500)
General Dynamics Corp.	590	95.00	8/16/08	(23,600)
General Electric Co.	705	31.00	9/20/08	(17,625)
Gilead Sciences, Inc.	545	52.50	8/16/08	(147,150)
Goldman Sachs Group, Inc.	40	170.00	7/19/08	(37,360)
Google, Inc., Class A	170	570.00	9/20/08	(357,000)
Harris Corp.	410	55.00	8/16/08	(73,800)
Hess Corp.	200	110.00	8/16/08	(392,000)
Hewlett-Packard Co.	1,215	47.50	8/16/08	(77,760)
Home Depot, Inc.	1,572	30.00	8/16/08	(12,576)
Illinois Tool Works, Inc.	325	50.00	9/20/08	(47,125)
International Business Machines Corp.	370	125.00	7/19/08	(37,000)
Intersil Corp., Class A	1,895	25.00	7/19/08	(132,650)
JA Solar Holdings Co., Ltd. ADR	765	22.50	9/20/08	(76,500)
Jacobs Engineering Group, Inc.	235	80.00	7/19/08	(77,550)
JC Penney Co., Inc.	615	47.50	8/16/08	(12,300)
Johnson & Johnson	780	65.00	7/19/08	(58,500)
Johnson Controls, Inc.	830	30.00	10/18/08	(178,450)
JPMorgan Chase & Co.	315	42.50	9/20/08	(22,680)
Juniper Networks, Inc.	495	23.00	10/18/08	(101,475)
KLA-Tencor Corp.	760	42.50	9/20/08	(209,000)
Kroger Co. (The)	995	27.50	7/19/08	(195,020)
Lincoln National Corp.	155	50.00	10/18/08	(31,000)
LKQ Corp.	955	22.50	8/16/08	(19,100)
Lockheed Martin Corp.	275	105.00	9/20/08	(69,300)
M&T Bank Corp.	275	75.00	10/18/08	(156,750)
Marriott International, Inc., Class A	540	27.50	10/18/08	(105,300)
Martek Biosciences Corp.	1,138	40.00	9/20/08	(68,280)
MasterCard, Inc., Class A	215	310.00	7/19/08	(14,835)
McAfee, Inc.	465	40.00	9/20/08	(27,900)
McDonald's Corp.	905	60.00	9/20/08	(113,125)
Medtronic, Inc.	590	47.50	8/16/08	(258,420)
Merck & Co., Inc.	330	40.00	10/18/08	(44,550)
MetLife, Inc.	145	60.00	9/20/08	(15,225)
Microsoft Corp.	2,720	28.00	10/18/08	(435,200)
Mirant Corp.	585	42.50	12/20/08	(112,613)

See notes to financial statements

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Number of Contracts	Strike Price	Expiration Date	Value
Monsanto Co.	175	$110.00	7/19/08	$(324,975)
NATCO Group, Inc., Class A	360	55.00	10/18/08	(203,400)
NetApp, Inc.	925	25.00	9/20/08	(55,500)
News Corp., Class A	495	17.50	10/18/08	(12,375)
Nordstrom, Inc.	595	35.00	10/18/08	(105,910)
Novartis AG ADR	335	55.00	10/18/08	(100,500)
NRG Energy, Inc.	1,610	45.00	12/20/08	(466,900)
Nucor Corp.	215	75.00	7/19/08	(73,100)
Occidental Petroleum Corp.	540	95.00	8/16/08	(190,080)
Omnicom Group, Inc.	375	45.00	7/19/08	(37,500)
Omniture, Inc.	1,035	22.50	9/20/08	(119,025)
Oracle Corp.	1,220	22.50	9/20/08	(85,400)
Patriot Coal Corp.	110	145.00	9/20/08	(259,600)
PepsiCo, Inc.	735	67.50	10/18/08	(117,600)
Petrohawk Energy Corp.	850	45.00	9/20/08	(569,500)
Philip Morris International, Inc.	2,625	55.00	9/20/08	(118,125)
Precision Castparts Corp.	100	105.00	9/20/08	(53,000)
Procter & Gamble Co.	175	62.50	10/18/08	(33,250)
Public Service Enterprise Group, Inc.	340	47.50	9/20/08	(61,200)
QUALCOMM, Inc.	1,971	50.00	10/18/08	(344,925)
Range Resources Corp.	335	70.00	9/20/08	(160,800)
Raytheon Co.	640	67.50	8/16/08	(12,800)
Republic Services, Inc.	698	30.00	7/19/08	(31,410)
Research In Motion, Ltd.	520	140.00	9/20/08	(189,800)
Riverbed Technology, Inc.	1,840	15.00	9/20/08	(276,000)
Rogers Communications, Inc., Class B	945	40.00	7/19/08	(70,875)
Safeway, Inc.	1,030	35.00	9/20/08	(36,050)
Schlumberger, Ltd.	185	105.00	8/16/08	(140,600)
Seagate Technology	850	20.00	9/20/08	(101,150)
Shire PLC ADR	235	50.00	10/18/08	(82,250)
Staples, Inc.	2,620	25.00	9/20/08	(353,700)
Sun Microsystems, Inc.	1,410	13.00	10/18/08	(46,530)
Suntech Power Holdings Co., Ltd. ADR	415	45.00	9/20/08	(93,375)
Symantec Corp.	970	20.00	7/19/08	(41,710)
T. Rowe Price Group, Inc.	190	55.00	7/19/08	(70,300)
Thermo Fisher Scientific, Inc.	1,221	60.00	12/20/08	(280,830)
Time Warner, Inc.	2,495	15.00	7/19/08	(87,325)
Titan International, Inc.	365	40.00	7/19/08	(19,163)
Toronto-Dominion Bank	320	65.00	7/19/08	(16,000)
Transocean, Inc.	70	155.00	8/16/08	(54,600)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Travelers Companies, Inc. (The)	130	$45.00	10/18/08	$(35,750)
United Technologies Corp.	840	75.00	8/16/08	(12,600)
VeriSign, Inc.	2,638	42.50	9/20/08	(263,800)
Visa, Inc., Class A	510	85.00	9/20/08	(280,500)
Wal-Mart Stores, Inc.	465	60.00	9/20/08	(55,800)
Waste Management, Inc.	955	37.50	10/18/08	(229,200)
Western Digital Corp.	530	40.00	10/18/08	(100,700)
Western Union Co.	2,080	25.00	8/16/08	(280,800)
Whole Foods Market, Inc.	495	30.00	8/16/08	(12,375)
Willbros Group, Inc.	1,143	50.00	9/20/08	(257,175)
Wright Medical Group, Inc.	570	30.00	8/16/08	(59,850)
XTO Energy, Inc.	1,185	75.00	8/16/08	(219,225)
Zimmer Holdings, Inc.	145	75.00	9/20/08	(22,475)
Total Covered Call Options Written (premiums received $24,339,236)				$(17,930,486)
Other Assets, Less Liabilities — (0.6)%				$(5,013,614)
Net Assets — 100.0%				$829,600,294

ADR - American Depository Receipt

(1)  A portion of each common stock holding has been segregated as collateral for options written.

(2)  Non-income producing security.

(3)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

See notes to financial statements

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $830,281,833)	$814,816,555
Affiliated investment, at value (identified cost, $37,727,839)	37,727,839
Cash	1,428,615
Receivable for investments sold	8,118,424
Dividends and interest receivable	878,385
Interest receivable from affiliated investment	84,317
Tax reclaims receivable	9,533
Total assets	$863,063,668
Liabilities
Written options outstanding, at value (premiums received, $24,339,236)	$17,930,486
Payable for investments purchased	14,542,297
Payable to affiliate for investment adviser fee	690,420
Payable for closed written options	3,774
Payable to affiliate for Trustees' fees	256
Accrued expenses	296,141
Total liabilities	$33,463,374
Net Assets	$829,600,294
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 47,844,178 shares issued and outstanding	$478,442
Additional paid-in capital	902,690,982
Accumulated net realized loss (computed on the basis of identified cost)	(25,551,475)
Accumulated distributions in excess of net investment income	(38,961,021)
Net unrealized depreciation (computed on the basis of identified cost)	(9,056,634)
Net Assets	$829,600,294
Net Asset Value
($829,600,294 ÷ 47,844,178 common shares issued and outstanding)	$17.34

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $75,758)	$5,541,649
Interest	487
Interest income allocated from affiliated investment	947,408
Expenses allocated from affiliated investment	(132,463)
Total investment income	$6,357,081
Expenses
Investment adviser fee	$4,153,041
Trustees' fees and expenses	6,494
Custodian fee	147,282
Printing and postage	114,736
Legal and accounting services	32,370
Transfer and dividend disbursing agent fees	18,112
Miscellaneous	26,018
Total expenses	$4,498,053
Net investment income	$1,859,028
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(52,416,138)
Written options	31,134,354
Foreign currency transactions	(8,767)
Net realized loss	$(21,290,551)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(49,181,300)
Written options	6,501,482
Foreign currency	(439)
Net change in unrealized appreciation (depreciation)	$(42,680,257)
Net realized and unrealized loss	$(63,970,808)
Net decrease in net assets from operations	$(62,111,780)

See notes to financial statements

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations —
Net investment income	$1,859,028	$568,870
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	(21,290,551)	77,656,376
Net change in unrealized appreciation (depreciation) of investments, written options and foreign currency	(42,680,257)	5,875,797
Net increase (decrease) in net assets from operations	$(62,111,780)	$84,101,043
Distributions — From net investment income	$(41,317,508)*	$(72,203)
From net realized gain	—	(76,086,471)
Tax return of capital	—	(6,326,244)
Total distributions	$(41,317,508)	$(82,484,918)
Capital share transactions — Reinvestment of distributions	$1,249,408	$2,904,486
Total increase in net assets from capital share transactions	$1,249,408	$2,904,486
Net increase (decrease) in net assets	$(102,179,880)	$4,520,611
Net Assets
At beginning of period	$931,780,174	$927,259,563
At end of period	$829,600,294	$931,780,174
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(38,961,021)	$497,459

* A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2008		Year Ended December 31,				Period Ended
	(Unaudited)		2007		2006		December 31, 2005(1)
Net asset value — Beginning of period	$19.500		$19.470		$19.310		$19.100	(2)
Income (loss) from operations
Net investment income (loss)(3)	$0.039		$0.012		$0.200		$(0.015)
Net realized and unrealized gain (loss)	(1.335)		1.746		1.688		1.679
Total income (loss) from operations	$(1.296)		$1.758		$1.888		$1.664
Less distributions
From net investment income	$(0.864	)*	$(0.001)		$(0.347)		$—
From net realized gain	—		(1.594)		(1.303)		(1.440)
Tax return of capital	—		(0.133)		(0.078)		—
Total distributions	$(0.864)		$(1.728)		$(1.728)		$(1.440)
Offering costs charged to paid-in capital(3)	$—		$—		$—		$(0.014)
Net asset value — End of period	$17.340		$19.500		$19.470		$19.310
Market value — End of period	$17.160		$17.750		$20.660		$17.860
Total Investment Return on Net Asset Value(5)	(6.65	)%(10)	9.52	%(4)	10.34%		9.08	%(6)(10)
Total Investment Return on Market Value(5)	1.50	%(10)	(6.05	)%(4)	26.58%		0.89	%(6)(10)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$829,600		$931,780		$927,260		$915,453
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(9)	1.08	%(8)	1.09%		1.06	%(7)	1.07	%(7)(8)
Net investment income (loss)	0.43	%(8)	0.06%		1.04%		(0.09	)%(8)
Portfolio Turnover	96	%(10)	149%		129%		112	%(10)

(1)  For the period from the start of business, January 31, 2005, to December 31, 2005.

(2)  Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(3)  Computed using average shares outstanding.

(4)  During the year ended December 31, 2007, the sub-adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)  The investment adviser waived a portion of its investment advisory fee (less than 0.01% and 0.01% of average daily net assets for the years ended December 31, 2006 and 2005, respectively).

(8)  Annualized.

(9)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)  Not annualized.

*  A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Enhanced Equity Income Fund II (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide current income, with a secondary objective of capital appreciation. The Fund pursues its investment objectives by investing primarily in a portfolio of mid- and large-capitalization common stocks, seeking to invest primarily in companies with above-average growth and financial strength. Under normal market conditions, the Fund seeks to generate current earnings in part by employing an options strategy of writing covered call options with respect to a substantial portion of its portfolio securities.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the options are traded or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research, a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At December 31, 2007, the Fund had net capital losses of $304,962 attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund intends to make monthly distributions from its cash available for distribution, which consists of the Fund's dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-tem capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2008, the amount of distributions estimated to be a tax return of capital was approximately $39,302,000. The final determination of tax characteristics of the Fund's distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund's average daily gross assets of the Fund and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. The portion of the adviser fee payable by Cash Management on the Fund's investment of cash therein is credited against the Fund's adviser fee. For the six months ended June 30, 2008, the Fund's adviser fee totaled $4,279,413 of which $126,372 was allocated from Cash Management and $4,153,041 was paid or accrued directly by the Fund. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund's options strategy to Rampart Investment Management Company, Inc. (Rampart). EVM pays Rampart a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $817,367,539 and $829,212,587, respectively, for the six months ended June 30, 2008.

5  Common Shares of Beneficial Interest

Common shares issued pursuant to the Fund's dividend reinvestment plan for the six months ended June 30, 2008 and the year ended December 31, 2007 were 70,157 and 145,227, respectively.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$871,468,174
Gross unrealized appreciation	$32,411,836
Gross unrealized depreciation	(51,335,616)
Net unrealized depreciation	$(18,923,780)

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at June 30, 2008 is included in the Portfolio of Investments.

Written call options activity for the six months ended June 30, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	113,762	$26,747,863
Options written	247,967	56,591,426
Options terminated in closing purchase transactions	(238,188)	(55,082,603)
Options expired	(23,407)	(3,917,450)
Outstanding, end of period	100,134	$24,339,236

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance Enhanced Equity Income Fund II as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$844,996,367	$(17,930,486)
Level 2	Other Significant Observable Inputs	7,548,027	—
Level 3	Significant Unobservable Inputs	—	—
	Total	$852,544,394	$(17,930,486)

*  Other financial instruments include written call options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

9  Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

Eaton Vance Enhanced Equity Income Fund II

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you may request that the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, American Stock Transfer & Trust Company, or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged a pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, American Stock Transfer & Trust Company, at 1-866-439-6787.

Eaton Vance Enhanced Equity Income Fund II

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Enhanced Equity Income Fund II
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2008, our records indicate that there are 53 registered shareholders and 49,626 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Exchange symbol

The New York Exchange symbol is EOS.

Eaton Vance Enhanced Equity Income Fund II

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Enhanced Equity Income Fund II

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Enhanced Equity Income Fund II (the "Fund") and Eaton Vance Management (the "Adviser") and the sub-advisory agreement with Rampart Investment Management Company, Inc. (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory and sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in particular foreign markets or industries. The Board considered the Adviser's in-house research capabilities as well as other resources available to personnel of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board considered the Sub-adviser's business reputation and its options strategy and its past experience in implementing this strategy.

The Board also reviewed the compliance programs of the Adviser and Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

Eaton Vance Enhanced Equity Income Fund II

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser's profitability in managing the Fund was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Enhanced Equity Income Fund II

OFFICERS AND TRUSTEES

Officers
Duncan W. Richardson
President
Michael A. Allison
Vice President
Thomas E. Faust Jr.
Vice President and Trustee
Walter A. Row, III
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

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Investment Adviser and Administrator of Eaton Vance Enhanced Equity Income Fund II
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance Enhanced Equity Income Fund II
Rampart Investment Management Company, Inc.

One International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company

59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Enhanced Equity Income Fund II
The Eaton Vance Building
255 State Street
Boston, MA 02109

2426-8/08  CE-EEIF2SRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 8, 2008

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 8, 2008